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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment             [ ] Amendment Number : _______________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-  11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                      New York, NY           August 15, 2011
------------------------------    -----------------------    -------------------
        (Signature)                    (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     12
Form 13F Information Table Value Total:   364,897 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number    Name
------    --------------------    ----------------------------
  1       28-06341                SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                TITLE OF                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER           CLASS         CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAPITAL AGENCY CORP       COM        02503X105  100,939 3,467,506  SH        DEFINED      1    3,467,506    0     0
ANN INC                            COM        035623107  104,400 4,000,000  SH        DEFINED      1    4,000,000    0     0
ANNALY CAP MGMT INC                CALL       035710409    1,530    84,800  SH CALL   DEFINED      1            -    -     -
ENDURANCE SPECIALTY HLDGS LT       SHS        G30397106   11,826   286,140  SH        DEFINED      1      286,140    0     0
GAIN CAP HLDGS INC                 COM        36268W100    6,980 1,024,990  SH        DEFINED      1    1,024,990    0     0
GOOGLE INC                         CL A       38259P508   10,348    20,436  SH        DEFINED      1       20,436    0     0
KKR & CO L P DEL                COM UNITS     48248M102   30,903 1,893,561  SH        DEFINED      1    1,893,561    0     0
LIBERTY GLOBAL INC              COM SER A     530555101   71,952 1,597,510  SH        DEFINED      1    1,597,510    0     0
MFA FINANCIAL INC                  COM        55272X102    2,491   309,800  SH        DEFINED      1      309,800    0     0
PFSWEB INC                       COM NEW      717098206      358    78,084  SH        DEFINED      1       78,084    0     0
SANOFI                       RIGHT 12/31/2020 80105N113    9,186 3,811,600  SH        DEFINED      1    3,811,600    0     0
SOLAR CAP LTD                      COM        83413U100   13,984   566,367  SH        DEFINED      1      566,367    0     0